UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.5%
CONSUMER—CYCLICAL 8.8%
APPAREL 0.3%
NIKE	6,000	$506,700
AUTO PARTS EQUIPMENT 0.8%
Johnson Controls	29,300	1,160,280
LEISURE TIME 0.5%
Carnival Corp. (Panama)	20,500	795,605
MEDIA 2.6%
The Walt Disney Co.	73,000	3,038,990
Time Warner Cable	10,300	795,366
		3,834,356
RESTAURANT 2.0%
McDonald’s Corp.	27,400	2,234,196
Tim Hortons	15,800	734,349
		2,968,545
RETAIL 2.6%
Hennes & Mauritz AB (Sweden)(a)	19,700	733,253
Nordstrom	32,500	1,521,975
Ross Stores	18,400	1,508,064
		3,763,292
TOTAL CONSUMER—CYCLICAL		13,028,778
CONSUMER—NON-CYCLICAL 8.2%
AGRICULTURE 1.3%
Philip Morris International	27,200	1,951,600
BASIC MATERIALS 1.0%
Archer-Daniels-Midland Co.	46,500	1,507,065
BEVERAGE 0.5%
PepsiCo	10,100	718,312
COSMETICS/PERSONAL CARE 1.9%
Procter & Gamble Co.	42,400	2,840,800

	Number of Shares	Value
RETAIL 3.5%
Costco Wholesale Corp.	22,200	$1,831,056
CVS Caremark Corp.	73,100	2,828,239
Wal-Mart Stores	7,200	397,584
		5,056,879
TOTAL CONSUMER— NON-CYCLICAL		12,074,656
ENERGY 13.9%
OIL & GAS 12.3%
Apache Corp.	20,200	2,516,920
Chevron Corp.	46,400	4,867,824
ConocoPhillips	15,200	1,112,944
Devon Energy Corp.	18,000	1,513,260
Exxon Mobil Corp.	39,100	3,263,677
Marathon Oil Corp.	17,200	931,724
Occidental Petroleum Corp.	29,900	3,224,715
Peabody Energy Corp.	12,800	785,408
		18,216,472
OIL & GAS SERVICES 1.6%
Halliburton Co.	28,300	1,419,245
Schlumberger Ltd.	10,300	882,916
		2,302,161
TOTAL ENERGY		20,518,633
FINANCIAL 19.1%
BANK 6.0%
Bank of America Corp.	217,500	2,555,625
Bank of New York Mellon Corp.	63,900	1,796,229
Toronto-Dominion Bank (Canada) (USD)	9,700	835,558
US Bancorp	85,700	2,193,920
Wells Fargo & Co.	51,900	1,472,403
		8,853,735
CREDIT CARD 1.0%
American Express Co.	29,200	1,506,720

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICE 7.4%
Citigroup	37,650	$1,549,297
Franklin Resources	14,400	1,865,952
Goldman Sachs Group	15,700	2,209,461
JPMorgan Chase & Co.	121,000	5,232,040
		10,856,750
INSURANCE 4.7%
Chubb Corp.	27,800	1,823,402
HCC Insurance Holdings	33,800	1,118,442
Prudential Financial	63,100	4,024,518
		6,966,362
TOTAL FINANCIAL		28,183,567
HEALTH CARE 13.3%
BIOTECHNOLOGY 0.6%
Amgen(b)	14,700	889,938
HEALTH CARE PROVIDERS & SERVICES 2.0%
UnitedHealth Group	61,200	2,995,740
HEALTHCARE PRODUCTS 4.0%
Covidien PLC	41,100	2,260,500
Johnson & Johnson	32,700	2,200,383
Patterson Cos.	41,000	1,417,985
		5,878,868
PHARMACEUTICAL 6.7%
Abbott Laboratories	54,200	2,831,950
Merck & Co.	79,500	2,921,625
Pfizer	125,300	2,687,685
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	29,100	1,481,190
		9,922,450
TOTAL HEALTH CARE		19,686,996

	Number of Shares	Value
INDUSTRIAL 8.8%
AEROSPACE & DEFENSE 2.5%
General Dynamics Corp.	20,500	$1,521,510
L-3 Communications Holdings	8,700	710,355
Lockheed Martin Corp.	19,000	1,480,100
		3,711,965
DIVERSIFIED MANUFACTURING 3.4%
Eaton Corp.	14,500	749,215
General Electric Co.	215,700	4,236,348
		4,985,563
ENVIRONMENTAL CONTROL 0.5%
Waste Management	18,300	711,504
MACHINERY 0.7%
Finning International (Canada)	32,566	966,039
TRANSPORTATION 1.7%
Norfolk Southern Corp.	14,700	1,077,657
United Parcel Service	20,300	1,491,847
		2,569,504
TOTAL INDUSTRIAL		12,944,575
MATERIALS 4.0%
CHEMICALS 3.0%
Dow Chemical Co.	49,200	1,777,596
Ecolab	14,300	784,784
Syngenta AG (Switzerland)(a),(b)	5,237	1,810,230
		4,372,610
METALS & MINING 1.0%
BHP Billiton Ltd. (Australia)(a)	15,100	719,071
Newmont Mining Corp.	13,700	775,009
		1,494,080
TOTAL MATERIALS		5,866,690

	Number of Shares	Value
REAL ESTATE 2.4%
HEALTH CARE 0.6%
Ventas	15,400	$868,560
RESIDENTIAL 1.0%
Equity Residential	24,200	1,496,286
SHOPPING CENTER — REGIONAL MALL 0.8%
Simon Property Group	10,200	1,204,212
TOTAL REAL ESTATE		3,569,058
TECHNOLOGY 10.1%
SEMICONDUCTORS 1.4%
Avago Technologies Ltd. (Singapore) (USD)	13,400	452,786
Texas Instruments	43,100	1,521,430
		1,974,216
SERVICES 2.3%
Visa-Class A	41,400	3,355,884
SOFTWARE 3.5%
Microsoft Corp.	20,500	512,705
Oracle Corp.	83,600	2,860,792
Symantec Corp.(b)	92,100	1,800,555
		5,174,052
TELECOMMUNICATION EQUIPMENT 2.9%
Corning	117,100	2,359,565
QUALCOMM	33,600	1,968,624
		4,328,189
TOTAL TECHNOLOGY		14,832,341
TELECOMMUNICATION SERVICES 3.9%
AT&T	90,800	2,865,648
China Mobile Ltd. (ADR) (Hong Kong)	24,700	1,130,519
Vodafone Group PLC (Great Britain)(a)	635,000	1,765,675
		5,761,842

		Number of Shares	Value
UTILITIES 5.0%
ELECTRIC UTILITIES 1.5%
NextEra Energy		38,500	$2,231,075
MULTI UTILITIES 3.5%
PG&E Corp.		57,900	2,511,702
Sempra Energy		9,900	546,183
Wisconsin Energy Corp.		69,000	2,157,630
			5,215,515
TOTAL UTILITIES			7,446,590
TOTAL COMMON STOCK (Identified cost—$116,109,418)			143,913,726
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(c)		700,000	700,000
State Street Institutional Liquid Reserves Fund, 0.11%(c)		700,000	700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,000)			1,400,000

TOTAL INVESTMENTS (Identified cost—$117,509,418)	98.5%		145,313,726

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		2,257,751

NET ASSETS	100.0%		$147,571,477

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 3.4% of net assets of the Fund.

(b)	Non-income producing security.

(c)	Rate quoted represents the seven day yield of the fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 3.4% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Consumer — Cyclical — Retail	$3,763,292	$3,030,039	$733,253	—
Common Stock — Materials	5,866,690	3,337,389	2,529,301	—
Common Stock — Telecommunication Services	5,761,842	3,996,167	1,765,675	—
Common Stock — Other Industries	128,521,902	128,521,902	—	—
Money Market Funds	1,400,000	—	1,400,000	—
Total Investments	$145,313,726	$138,885,497	$6,428,229	—

Note 2. Income Tax Information

As of May 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$117,509,418
Gross unrealized appreciation	$28,364,425
Gross unrealized depreciation	(560,117)
Net unrealized appreciation	$27,804,308

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: July 22, 2011